Stockholders'/Members' Equity - Summary of capitalization and voting rights of the Company's classes of stock (Detail) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Schedule Of Capitalization And Voting Rights Of Company Classes Of Stock [Line Items]
Common stock, shares authorized		100
Common stock, shares, outstanding		100
Common stock, par or stated value per share		$ 1
Common Class A [Member]
Schedule Of Capitalization And Voting Rights Of Company Classes Of Stock [Line Items]
Common stock, shares authorized	1,250,000,000	1,250,000,000
Common stock, shares, outstanding	115,348,571	115,348,571
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common Class B [Member]
Schedule Of Capitalization And Voting Rights Of Company Classes Of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares, outstanding	87,128,137	87,128,137
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred Stock [Member]
Schedule Of Capitalization And Voting Rights Of Company Classes Of Stock [Line Items]
Preferred stock, shares authorized	20,000,000
Preferred stock, shares outstanding.	0
Common Stock [Member] | Common Class A [Member]
Schedule Of Capitalization And Voting Rights Of Company Classes Of Stock [Line Items]
Common stock, shares authorized	1,250,000,000
Common stock, shares, outstanding	115,348,571
Common stock, par or stated value per share	$ 1
Common Stock [Member] | Common Class B [Member]
Schedule Of Capitalization And Voting Rights Of Company Classes Of Stock [Line Items]
Common stock, shares authorized	100,000,000
Common stock, shares, outstanding	87,128,137
Common stock, par or stated value per share	$ 1